SUMMARY OF ACCOUNTING POLICIES - Summary of disclosure of subsequent measurement of finite-live intangible assets (Details)	12 Months Ended
Dec. 31, 2022 units
Software
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in units)	7,000